TRADE ACCOUNTS RECEIVABLE - Changes in impairment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
TRADE ACCOUNTS RECEIVABLE
Financial assets at beginning of year	R$ 6,723,810
Financial assets at end of year	6,359,497	R$ 6,723,810
Trade accounts receivable - net
TRADE ACCOUNTS RECEIVABLE
Financial assets at beginning of year	5,176,958
Financial assets at end of year	4,810,640	5,176,958
Trade accounts receivable - net | Impairment
TRADE ACCOUNTS RECEIVABLE
Financial assets at beginning of year	(114,519)	(89,886)	R$ (92,587)
Impairment on financial assets during the year	(36,705)	(67,838)	(37,609)
Recoveries in the year	26,456	36,928	26,719
Write-offs	26,581	18,403	9,736
Acquisition of company control	(180)
Exchange variation	6,497	(12,126)	3,855
Financial assets at end of year	R$ (91,870)	R$ (114,519)	R$ (89,886)